Current and Future Changes in Accounting Policies - Summary of Impact upon Adoption of IFRS 9 - Impairment (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Nov. 01, 2017	Oct. 31, 2017
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses	$ 3,549		$ 3,783
IAS 39 and IAS 37 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			3,783
IAS 39 and IAS 37 [member] | Incurred but not Identified [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			2,935
IAS 39 and IAS 37 [member] | Counterparty-specific [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			263
IAS 39 and IAS 37 [member] | Individually insignificant [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			585
IAS 39 and IAS 37 [member] | Residential mortgages [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			78
IAS 39 and IAS 37 [member] | Residential mortgages [member] | Incurred but not Identified [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			36
IAS 39 and IAS 37 [member] | Residential mortgages [member] | Individually insignificant [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			42
IAS 39 and IAS 37 [member] | Consumer instalment and other personal [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			836
IAS 39 and IAS 37 [member] | Consumer instalment and other personal [member] | Incurred but not Identified [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			689
IAS 39 and IAS 37 [member] | Consumer instalment and other personal [member] | Individually insignificant [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			147
IAS 39 and IAS 37 [member] | Credit card [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			1,566
IAS 39 and IAS 37 [member] | Credit card [member] | Incurred but not Identified [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			1,231
IAS 39 and IAS 37 [member] | Credit card [member] | Individually insignificant [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			335
IAS 39 and IAS 37 [member] | Business and government [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			1,689
IAS 39 and IAS 37 [member] | Business and government [member] | Incurred but not Identified [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			1,526
IAS 39 and IAS 37 [member] | Business and government [member] | Counterparty-specific [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			134
IAS 39 and IAS 37 [member] | Business and government [member] | Individually insignificant [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			29
IAS 39 and IAS 37 [member] | Debt securities classified as loans [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			146
IAS 39 and IAS 37 [member] | Debt securities classified as loans [member] | Incurred but not Identified [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			20
IAS 39 and IAS 37 [member] | Debt securities classified as loans [member] | Counterparty-specific [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			126
IAS 39 and IAS 37 [member] | Allowance for loan losses including off-balance sheet and excluding acquired credit impaired loans [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			4,315
IAS 39 and IAS 37 [member] | Allowance for loan losses including off-balance sheet and excluding acquired credit impaired loans [member] | Incurred but not Identified [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			3,502
IAS 39 and IAS 37 [member] | Allowance for loan losses including off-balance sheet and excluding acquired credit impaired loans [member] | Counterparty-specific [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			260
IAS 39 and IAS 37 [member] | Allowance for loan losses including off-balance sheet and excluding acquired credit impaired loans [member] | Individually insignificant [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			553
IAS 39 and IAS 37 [member] | Acquired credit-impaired loans [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			35
IAS 39 and IAS 37 [member] | Acquired credit-impaired loans [member] | Counterparty-specific [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			3
IAS 39 and IAS 37 [member] | Acquired credit-impaired loans [member] | Individually insignificant [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			32
IAS 39 and IAS 37 [member] | Allowance for loan losses including off balance sheet positions [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			4,350
IAS 39 and IAS 37 [member] | Allowance for loan losses including off balance sheet positions [member] | Incurred but not Identified [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			3,502
IAS 39 and IAS 37 [member] | Allowance for loan losses including off balance sheet positions [member] | Counterparty-specific [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			263
IAS 39 and IAS 37 [member] | Allowance for loan losses including off balance sheet positions [member] | Individually insignificant [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			585
IAS 39 and IAS 37 [member] | Allowance for off balance sheet positions [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			(567)
IAS 39 and IAS 37 [member] | Allowance for off balance sheet positions [member] | Incurred but not Identified [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses			$ (567)
Re-classifications [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		$ (156)
Allowance for credit losses on debt securities at amortized cost		155
Allowance for credit losses on debt securities at fair value through other comprehensive income		1
Re-classifications [member] | Business and government [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		(10)
Re-classifications [member] | Debt securities classified as loans [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		(146)
Re-classifications [member] | Allowance for loan losses including off-balance sheet and excluding acquired credit impaired loans [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		(156)
Re-classifications [member] | Allowance for loan losses including off balance sheet positions [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		(156)
Re-measurement [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		(152)
Allowance for credit losses on debt securities at amortized cost		(8)
Allowance for credit losses on debt securities at fair value through other comprehensive income		4
Re-measurement [member] | Residential mortgages [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		17
Re-measurement [member] | Consumer instalment and other personal [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		214
Re-measurement [member] | Credit card [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		39
Re-measurement [member] | Business and government [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		(172)
Re-measurement [member] | Allowance for loan losses including off-balance sheet and excluding acquired credit impaired loans [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		98
Re-measurement [member] | Allowance for loan losses including off balance sheet positions [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		98
Re-measurement [member] | Allowance for off balance sheet positions [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		(250)
IFRS9 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		3,475
Allowance for credit losses on debt securities at amortized cost		147
Allowance for credit losses on debt securities at fair value through other comprehensive income		5
IFRS9 [member] | Stage 1 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		1,534
Allowance for credit losses on debt securities at fair value through other comprehensive income		3
IFRS9 [member] | Stage 2 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		1,200
Allowance for credit losses on debt securities at amortized cost		21
Allowance for credit losses on debt securities at fair value through other comprehensive income		2
IFRS9 [member] | Stage 3 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		741
Allowance for credit losses on debt securities at amortized cost		126
IFRS9 [member] | Residential mortgages [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		95
IFRS9 [member] | Residential mortgages [member] | Stage 1 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		24
IFRS9 [member] | Residential mortgages [member] | Stage 2 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		26
IFRS9 [member] | Residential mortgages [member] | Stage 3 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		45
IFRS9 [member] | Consumer instalment and other personal [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		1,050
IFRS9 [member] | Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		529
IFRS9 [member] | Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		355
IFRS9 [member] | Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		166
IFRS9 [member] | Credit card [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		1,605
IFRS9 [member] | Credit card [member] | Stage 1 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		763
IFRS9 [member] | Credit card [member] | Stage 2 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		521
IFRS9 [member] | Credit card [member] | Stage 3 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		321
IFRS9 [member] | Business and government [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		1,507
IFRS9 [member] | Business and government [member] | Stage 1 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		706
IFRS9 [member] | Business and government [member] | Stage 2 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		627
IFRS9 [member] | Business and government [member] | Stage 3 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		174
IFRS9 [member] | Allowance for loan losses including off-balance sheet and excluding acquired credit impaired loans [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		4,257
IFRS9 [member] | Allowance for loan losses including off-balance sheet and excluding acquired credit impaired loans [member] | Stage 1 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		2,022
IFRS9 [member] | Allowance for loan losses including off-balance sheet and excluding acquired credit impaired loans [member] | Stage 2 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		1,529
IFRS9 [member] | Allowance for loan losses including off-balance sheet and excluding acquired credit impaired loans [member] | Stage 3 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		706
IFRS9 [member] | Acquired credit-impaired loans [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		35
IFRS9 [member] | Acquired credit-impaired loans [member] | Stage 3 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		35
IFRS9 [member] | Allowance for loan losses including off balance sheet positions [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		4,292
IFRS9 [member] | Allowance for loan losses including off balance sheet positions [member] | Stage 1 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		2,022
IFRS9 [member] | Allowance for loan losses including off balance sheet positions [member] | Stage 2 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		1,529
IFRS9 [member] | Allowance for loan losses including off balance sheet positions [member] | Stage 3 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		741
IFRS9 [member] | Allowance for off balance sheet positions [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		(817)
IFRS9 [member] | Allowance for off balance sheet positions [member] | Stage 1 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		(488)
IFRS9 [member] | Allowance for off balance sheet positions [member] | Stage 2 [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Allowance for loan losses		$ (329)